Cover	Feb. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Entity Registrant Name	CANNAE HOLDINGS, INC.
Entity File Number	1-38300
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-1273460
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	702
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Cannae Common Stock, $0.0001 par value
Trading Symbol	CNNE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001704720
Amendment Flag	false